Employee Benefits - Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for wholly Unfunded Plans and Wholly or Partly Funded Plans (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	$ (120)	$ (1,808)	$ (1,268)
Effect of asset limitation and minimum funding requirement	(85)	(134)	(2)
Net asset (liability) at end of year	(205)	(1,942)	(1,270)
Pension plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	438	476	459
Pension plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	9,146	9,873	9,248
Fair value of assets	9,464	8,541	8,439
Excess (deficit) of fair value of assets over total benefit obligation	318	(1,332)	(809)
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	(1,159)	(1,262)	(1,264)
Net asset (liability) at end of year	(1,159)	(1,262)	(1,264)
Other benefit plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	1,058	1,139	1,157
Other benefit plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	244	281	300
Fair value of assets	143	158	193
Excess (deficit) of fair value of assets over total benefit obligation	$ (101)	$ (123)	$ (107)